Employees' Retirement and Defined Contribution Plans - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 28, 2016 USD ($)	Mar. 31, 2016 USD ($) Employee	Jan. 31, 2015 USD ($) Employee	Aug. 02, 2014 USD ($)	Apr. 30, 2016 USD ($) Employee	May 02, 2015 USD ($)	Apr. 30, 2015 USD ($)	May 03, 2014 USD ($)	Apr. 30, 2014 USD ($)
Pension and Other Postretirement Benefit Plans [Line Items]
Increase in pension liability				$ 15,747		$ 3,062
(Increase) decrease in other comprehensive income, before tax				$ (15,747)		6,503
Number of terminated vested participants elected to receive lump sum payments | Employee			735
Lump sum payments made to plan participants			$ 15,190
Pension plan settlement charge		$ 18,100			$ 20,897
Number of remaining active and terminated vested participants elected to receive lump sum payments | Employee					2,300
Number of remaining active and terminated vested participants received lump sum payments | Employee		1,800
Benefits for the remaining plan population transferred to Massachusetts Mutual Life Insurance Company	$ 34,500
Assets remained in the trust					$ 250
Regular pension expense					4,433
Pension expense					25,330		$ 10,434		$ 2,465
Company contributions, employee benefit expenses					12,251	12,363		$ 13,269
Company contributions for postretirement plan					$ 150	$ 52		$ 44
Selling and Administrative Expenses
Pension and Other Postretirement Benefit Plans [Line Items]
Pension plan settlement charge			$ 7,317